                 SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE FIXED INCOME FUND

The following information supersedes certain information in the fund's Advisor Class Prospectus and Statement of Additional Information.

Effective November 1, 2002, the Rule 12b-1 fees, with respect to the Advisor Class shares of the Fund, will increase from 0.25% to 0.50% of your average net assets. The impact of the charge is reflected in the tables below.

                             FEES AND FUND EXPENSES


-------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
 (deducted from fund assets)
-------------------------------------------------------------------
Management fee                                                0.50%
-------------------------------------------------------------------
Distribution and service (12b-1) fee                          0.50%
-------------------------------------------------------------------
Other expenses                                                0.35%
-------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES*                         1.35%**
-------------------------------------------------------------------

 * The expense information has been restated to reflect the increase in the fees.

** Fund service providers have voluntarily agreed to waive some expenses. These waivers and reimbursements, which will remain in effect until April 6, 2003, are expected to lower the fund's expenses as follows:

                 EXPENSES AFTER WAIVERS AND
                       REIMBURSEMENTS
Management fee                                                 0.35%
Distribution and service (12b-1) fee                           0.50%
Other expenses                                                 0.35%
                                                               -----
TOTAL ANNUAL FUND OPERATING EXPENSES                           1.20%


--------------------------------------------------------------------------------
                           ONE YEAR      THREE YEARS   FIVE YEARS    TEN YEARS
--------------------------------------------------------------------------------
 FIXED INCOME FUND            $137          $428          $739         $1,624
--------------------------------------------------------------------------------

     OTHER REFERENCES IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION TO THE ADVISOR CLASS RULE 12b-1 FEE ARE ALSO MODIFIED TO REFLECT THE CHANGE IN FEES.

Dated:  August 21, 2002                                            ADFIX-16-0802